Stock Option Plan - Summary of Weighted-Average Fair Value of Options Granted (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022 CAD ($) yr $ / shares	Jan. 31, 2021 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 43,140	$ 9,120
Share price | $ / shares	$ 109.67	$ 25.83
Risk-free interest rate	1.39%	0.84%
Expected life | yr	6.33	6.25
Expected volatility	40.45%	36.24%
Expected annual dividend per share	0.47%	0.00%